Vessel Operating Expenses	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Vessel Operating Expenses
15. Vessel Operating Expenses
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
Vessels’ Operating Expenses	2022	2023	2024
Crew wages and related costs	34,721,673	32,676,466	30,263,863
Insurance	2,382,340	1,939,328	1,751,050
Repairs and maintenance	5,716,570	5,480,702	5,649,933
Spares and consumable stores	8,127,376	8,048,657	7,280,809
Miscellaneous expenses	3,996,819	4,972,345	4,890,484

Total	54,944,778	53,117,498	49,836,139